Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Disclosure of income tax, effective tax and deferred taxes	The table below represents income tax (expense) benefit, effective tax rate, deferred tax assets and deferred tax liabilities for the years ending December 31, 2025, 2024 and 2023:

Income tax (expense) benefit	2025	2024	2023
Current tax
Tax expense for the year ................................................................................	$(25)	$(20)	$(16)
Adjustment of tax attributable to previous years ......................................	(1)	—	3
Total .....................................................................................................................	$(26)	$(20)	$(13)

Deferred tax
Deferred tax .......................................................................................................	$(6)	$8	$73
Total .....................................................................................................................	$(6)	$8	$73

Income tax (expense) benefit ...........................................................................	$(32)	$(12)	$60

Effective tax rate	2025	2024	2023
Profit (loss) before taxes .................................................................................	$(241)	$33	$(304)

Income tax calculated in accordance with national tax rates applicable in each country .............................................................................	(21)	(7)	60
Non-taxable revenues .....................................................................................	27	3	2
Non-deductible expenses ...............................................................................	(15)	(37)	(39)
Taxable income not booked in profit or loss ..............................................	(6)	(2)	(7)
Deductible expenses not booked in profit or loss ....................................	7	11	4
Unrecognized taxable losses .........................................................................	(26)	12	(34)
Effect of change in tax rate ............................................................................	1	2	—
Losses carried forward recognized ..............................................................	5	6	72
Adjustments of tax attributable to previous years ....................................	(4)	—	2
Tax (expense) benefit ........................................................................................	$(32)	$(12)	$60

Effective tax rate ................................................................................................	13.4%	(36.7)%	(19.7)%

Disclosure of deferred tax assets and liabilities

Deferred taxes	December 31, 2025	December 31, 2024
Deferred tax asset ..........................................................................................................................	$36	$33
Deferred tax liability .......................................................................................................................	(2)	(1)
Total ...................................................................................................................................................	$34	$32

Comprising: ......................................................................................................................................
Losses carried forward .................................................................................................................	71	55
Allowance for credit losses ..........................................................................................................	12	19
Intangible assets .............................................................................................................................	(78)	(57)
Other ..................................................................................................................................................	30	15
Total ...................................................................................................................................................	$34	$32